UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: November 30, 2012

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record.

Company Name	Meeting Date	CUSIP	Ticker
Regency Energy Partners LP	December 16, 2011	75885Y107	RGP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Approval of the terms of the Regency Energy Partners LP 2011 Long-Term Incentive Plan, which provides for awards of options, all as more fullly described in the Proxy Statement	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Southern Union Company	December 9, 2011	844030106	SUG

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
To approve and adopt the Second Amended and Restated Agreement and Plan of Merger, dated as of July 19,2011, by and among Energy Transfer Equity, L.P., Sigma Acquisition Corporation and Southern Union Company, as it may be amended from time to time, all as more fully described in the Proxy Statement
Issuer

For	For	To approve, on an Advisory (non-binding) basis, the compensation to be received by Southern Union Company's named Executive Officers in connection with the Merger	Issuer

For	For	To approve any Adjournments of the special meeting, if necessary, to solicit additional Proxies in favor of the Proposal to adopt the Merger Agreement	Issuer

Company Name	Meeting Date	CUSIP	Ticker
National Fuel Gas Company	March 8, 2012	636180101	NFG

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1) Philip C. Ackerman
2) R. Don Cash
3) Stephen E. Ewing

For	For	Vote to ratify PricewaterhouseCoopers LLP as registered public accounting firm	Issuer

For	For	Advisory vote to approve compensation of executives	Issuer

For	For	Vote to approve the 2012 annual at risk compensation incentive plan	Issuer

For	For	Vote to approve the 2012 performance incentive plan	Issuer

Company Name	Meeting Date	CUSIP	Ticker
El Paso Corporation	March 6, 2012	28336L109	EP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
Agreement and plan of Merger, by and among El Paso Corporation ("El Paso"), Sirius Holdings Merger Corporation, Sirius Merger Corporation, Kinder Morgan, Inc., Sherpa Merger Sub, Inc. and Sherpa Acquisition, LLC (Merger Agreement) and agreement & Plan of Merger by and among El Paso, Sirius Holdings Merger Corporation & Sirius Merger Corporation (First Merger Agreement)
Issuer

For	For	To Approve any Adjournment of the special meeting, if necessary, to solicit additional Proxies in favor of the proposal to adopt the Merger agreement and the first Merger agreeement	Issuer

For	For
To Approve on any Advisory (non-binding) basis the compensation that may be paid or become payable to El Paso's named Executive Officers that is based on or otherwise relates to the proposed transactions
Issuer

Company Name	Meeting Date	CUSIP	Ticker
EQT Corporation	April 18, 2012	26884L109	EQT

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Director: Kenneth M. Burke	Issuer

For	For	Election of Director: Margaret K. Dorman	Issuer

For	For	Election of Director: Philip G. Behrman, PH.D	Issuer

For	For	Election of Director: A. Bray Cary, Jr.	Issuer

For	For	Election of Director: Lee T. Todd, Jr., PH.D	Issuer

For	For	Approval of the company's executive compensation	Issuer

For	For	Ratify appointment of Ernst & Young LLP as independent registered public accountants	Issuer

Against	Against	Shareholder proposal regarding declassification of the company's board of directors	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	April 24, 2012	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Directors recommend: A vote for election of the following nominees	Issuer
1-Robert G. Croyle
2-Barry R. Pearl

For	For	Advisory resolution to approve executive compensation	Issuer

For	For	Ratification of appointment of independent auditor	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Transcanada Corp	April 27,2012	89353D107	TRP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors	Issuer
01 Kevin E. Benson
02 Derek H. Burney
03 E. Linn Draper
04 Paule Gauthier
05 Russell K. Girling
06 S. Barry Jackson
07 Paul L. Joskow
08 John A. MacNaughton
09 Paula Rosput Reynolds
10 W. Thomas Stephens
11 D. Michael G. Stewart
12 Richard E. Waugh

For	For	Appointment of KPMG LLP, chartered accountants as auditors and authorize the directors to set their remuneration	Issuer

For	For	Resolution to accept Transcanada Corporation's approach to executive compensation, as described in the accompanying management information circular	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Pembina Pipeline Corporation	March 27,2012	706327103	PPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	To approve the issuance of up to 130,000,000 Pembina Shares to holders of common shares of Provident Energy Ltd, Pembina and Pembina AcquisitionCo Inc	Issuer

For	For	An amendment to Pembina's articles to increase the maximum number of directors of Pembina from 9 to 11	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Centerpoint Energy, Inc.	April 26, 2012	15189T107	CNP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1a- Donald R. Campbell
1b- Milton Carroll
1c- O. Holcombe Crosswell
1d- Michael P. Johnson
1e- Janiece M. Longoria
1f- David M. McClanahan
1g- Susan O. Rheney
1h- R. A. Walker
1i- Peter S. Wareing
1j- Sherman M. Wolff

For	For	Ratify the appointment of Deloitte & Touche LLP as independent auditors for 2012	Issuer

For	For	Approve the advisory resolution on Executive Compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Spectra Energy Corp	May 1, 2012	847560109	SE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
01- William T. Esrey
02- Gregory L. Ebel
03- Austin A. Adams
04- Joseph Alvarado
05- Pamela L. Carter
06- F. Anthony Comper
07- Peter B. Hamilton
08- Dennis R. Hendrix
09- Michael McShane
10- Joseph H. Netherland
11- Michael E.J. Phelps

For	For	Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's independent registered public accounting firm for fiscal year 2012	Issuer

For	For	An amendment to the company's amended and restated Certificate of Incorporation to provide for a majority vote standard in uncontested Director elections	Issuer

For	For	An advisory resolution to approve Executive Compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Dominion Resources, Inc.	May 8, 2012	25746U109	D

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
01- William P. Barr
02- Peter W. Brown, M.D.
03- Helen E. Dragas
04- Thomas F. Farrell II
05- John W. Harris
06- Robert S. Jepson, Jr.
07- Mark J. Kington
08- Frank S. Royal, M.D.
09- Robert H. Spilman, Jr.
10- David A. Wollard

For	For	Ratification of the appointment of the independent auditors for 2012	Issuer

For	For	Advisory vote on Approval of Executive Compensation ("Say on Pay")	Issuer

Against	Against	Report Assessing Benefits of 15% Electric Generation from Wind and Solar by 2025	Issuer

Against	Against	Report on Policy Options to Encourage Installation of Renewable Energy Generation Systems	Issuer

Against	Against	Report on Impact of Plant Closures on Communities	Issuer

Against	Against	Report Assessing Use of Coal Obtained through Mountaintop Removal Coal Mining	Issuer

Against	Against	Report on Impact and Risks of Increased Extraction and Use of Natural Gas	Issuer

Against	Against	Report on Special Review of Nuclear Safety by Committee of Indpendent Directors	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Enbridge Inc.	May 9, 2012	29250N105	ENB

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
01- David A. Arledge
02- James J. Blanchard
03- J. Lorne Braithwaite
04- Patrick D. Daniel
05- J. Herb England
06- Charles W. Fischer
07- V. Maureen Kempston Darkes
08- David A. Leslie
09- Al Monaco
10- George K. Petty
11- Charles E. Shultz
12- Dan C. Tutcher
13- Catherine L. Williams

For	For	Appointment of PricewaterhouseCoopers LLP as Auditors	Issuer

For	For	Approach to Executive Compensation	Issuer

Against	Against	Shareholder Proposal	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Wisconsin Energy Corporation	May 3, 2012	976657106	WEC

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
01- John F. Bergstrom
02- Barbara L. Bowles
03- Patricia W. Chadwick
04- Robert A. Cornog
05- Curt S. Culver
06- Thomas J. Fischer
07- Gale E. Klappa
08- Ulice Payne, Jr.
09- Mary Ellen Stanek

For	For	Approval of Amendments to Wisconsin Energy Corporation's restated Articles of Incorporation to implement a majority voting standard for the Election of Directors in non-contested elections	Issuer

For	For	Approval of Amendments to Wisconsin Energy Corporation's bylaws to implement a majority voting standard for the Election of Directors in non-contested elections	Issuer

For	For	Ratification of Deloitte & Touche LLP as Independent Auditors for 2012	Issuer

For	For	Advisory vote to approve compensation of the named Executive Officers	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Sempra Energy	May 10, 2012	816851109	SRE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1a- Alan L. Boeckmann
1b- James G. Brocksmith Jr.
1c- Donald E. Felsinger
1d- Wilford D. Godbold Jr.
1e- William D. Jones
1f- William G. Ouchi
1g- Debra L. Reed
1h- Carlos Ruiz
1i- William C. Rusnack
1j- William P. Rutledge
1k- Lynn Schenk
1l- Luis M. Tellez

For	For	Ratification of Independent Registered Public Accounting Firm	Issuer

For	For	Advisory Approval of our Executive Compensation	Issuer

Against	Against	Stockholder proposal regarding Independent Board Chairman	Issuer

Against	Against	Stockholder proposal regarding sustainability	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Holly Energy Partners LP	April 25, 2012	435763107	HEP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
Approve an Amendment and Restatement of the Holly Energy Partners, L.P. long-term Incentive Plan (as it has been amended from time to time, The LTIP), which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to Awards under The LTIP to 1,250,000 Common Units (The "LTIP Proposal")
Issuer

For	For
Approve the Adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the special meeting to approve The LTIP Proposal
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Kinder Morgan Inc	May 9, 2012	49456B101	KMI

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
01- Richard D. Kinder
02- C. Park Shaper
03- Steven J. Kean
04- Henry Cornell
05- Deborah A. MacDonald
06- Michael Miller
07- Michael C. Morgan
08- Kenneth A. Pontarelli
09- Fayez Sarofim
10- Joel V. Staff
11- John Stokes
12- R. Baran Tekkora
13- Glenn A. Youngkin

For	For	The Ratification of the selection of PricewaterhouseCoopers, LLP as Independent Registered Public Accounting Firm for 2012	Issuer

For	For	The approval, on an advisory basis, of the compensation of named Executive Officers	Issuer

3YR	3YR	The frequency with which an advisory vote is held on the compensation of named Executive Officers	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Questar Corporation	May 10, 2012	748356102	STR

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1a- Teresa Beck
1b- R.D. Cash
1c- Laurence M. Downes
1d- Ronald W. Jibson
1e- Gary G. Michael
1f- Keith O. Rattie
1g- Harris H. Simmons
1h- Bruce A. Williamson

For	For	Ratify the selection of Ernst & Young LLP as the Company's Independent Auditor	Issuer

For	For	Advisory vote to approve named Executive Officer compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Targa Resources Corp	May 25, 2012	87612G101	TRGP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
01- In Seon Hwang
02- Joe Bob Perkins
03- Ershel C. Redd, Jr.

For	For	To ratify the selection of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accountants for 2012	Issuer

Company Name	Meeting Date	CUSIP	Ticker
The Williams Companies, Inc	May 17, 2012	969457100	WMB

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1a- Alan S. Armstrong
1b- Joseph R. Cleveland
1c- Irl F. Engelhardt
1d- John A. Hagg
1e- Juanita H. Hinshaw
1f- Frank T. Macinnis
1g- Steven W. Nance
1h- Murray D. Smith
1i- Janice D. Stoney
1j- Laura A. Sugg

For	For	Ratification of Ernst & Young LLP as Auditors for 2012	Issuer

For	For	Approval, by non-binding advisory vote, of the Company's Executive Compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
CMS Energy Corporation	May 18, 2012	125896100	CMS

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1a- Merribel S. Ayres
1b- Jon E. Barfield
1c- Stephen E. Ewing
1d- Richard M. Gabrys
1e- David W. Joos
1f- Philip R. Lochner, Jr.
1g- Michael T. Monahan
1h- John G. Russell
1i- Kenneth L. Way
1j- John B. Yasinsky

For	For	Advisory vote to approve the Corporation's Executive Compensation	Issuer

For	For	Ratification of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP)	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Keyera Corporation	May 8, 2012	493271100	KEY

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1.1- James V. Bertram
1.2- Robert B. Catell
1.3- Michael B.C. Davies
1.4- Nancy M. Laird
1.5- Hon. E. Peter Lougheed
1.6- Donald J. Nelson
1.7- H. Neil Nichols
1.8- William R. Stedman

For	For	To appoint Deloitte & Touche LLP as auditors of Keyera for a term expiring at the close of the next annual meeting of Shareholders	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Nisource Inc.	May 15, 2012	65473P105	NI

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1.1- Richard A. Abdoo
1.2- Aristides S. Candris
1.3- Sigmund L. Cornelius
1.4- Michael E. Jesanis
1.5- Marty R. Kittrell
1.6- W. Lee Nutter
1.7- Deborah S. Parker
1.8- Ian M. Rolland
1.9- Robert C. Skaggs, Jr.
1.10- Teresa A. Taylor
1.11- Richard L. Thompson
1.12- Carolyn Y. Woo

For	For	To ratify the appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accountants	Issuer

For	For	To consider advisory approval of executive compensation	Issuer

For	For	To consider an amendment to the Company's Employee Stock Purchase Plan	Issuer

Against	Against	To consider a stockholder proposal regarding cumulative voting	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Nextera Energy, Inc.	May 25, 2012	65339F101	NEE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1a- Sherry S. Barrat
1b- Robert M. Beall, II
1c- James L. Camaren
1d- Kenneth B. Dunn
1e- J. Brian Ferguson
1f- Lewis Hay, III
1g- Toni Jennings
1h- Oliver D. Kingsley, Jr.
1i- Rudy E. Schupp
1j- William H. Swanson
1k- Michael H. Thaman
1l- Hansel E. Tookes, II

For	For	Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's Independent Registered Public Accounting Firm for 2012	Issuer

For	For	Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named Executive Officers as disclosed in the proxy statement	Issuer

Company Name	Meeting Date	CUSIP	Ticker
ONEOK, Inc.	May 23, 2012	682680103	OKE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1a- James C. Day
1b- Julie H. Edwards
1c- William L. Ford
1d- John W. Gibson
1e- Bert H. Mackie
1f- Steven J. Malcolm
1g- Jim W. Mogg
1h- Pattye L. Moore
1i- Gary D. Parker
1j- Eduardo A. Rodriguez
1k- Gerald B. Smith
1l- David J. Tippeconnic

For	For	Ratification of the selection of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm of ONEOK, Inc. for the year ending December 31, 2012	Issuer

For	For	A proposal to approve additional shares for issuance under the ONEOK, Inc. Employee Stock Award Program	Issuer

For	For	A proposal to amend and restate the ONEOK, Inc. Employee Stock Purchase Plan to increase the number of shares authorized for issuance under the Plan	Issuer

For	For	A proposal to amend the ONEOK, Inc. Certificate of Incorporation to increase the number of authorized shares of common stock	Issuer

For	For	Advisory vote to approve the Company's executive compensation	Issuer

Company Name	Meeting Date	CUSIP	Ticker
The Southern Company	May 23, 2012	842587107	SO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1a- J. P. Baranco
1b- J. A. Boscia
1c- H. A. Clark III
1d- T. A. Fanning
1e- H. W. Habermeyer, Jr.
1f- V. M. Hagen
1g- W. A. Hood, Jr.
1h- D. M. James
1i- D. E. Klein
1j- W. G. Smith, Jr.
1k- S. R. Specker
1l- L. D. Thompson
1m- E. J. Wood III

For	For	Ratification of the appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm for 2012	Issuer

For	For	Advisory vote on executive compensation	Issuer

Against	Against	Stockholder proposal on Coal Combustion Byproducts Environmental Report	Issuer

Against	Against	Stockholder proposal on Lobbying Contributions and Expenditures Report	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners, L.P.	June 5, 2012	118230101	BPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
01- Pieter Bakker
02- C. Scott Hobbs
03- Mark C. McKinley

For	For	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s Independent Registered Public Accountants for 2012	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Pembina Pipeline Corporation	May 22, 2012	706327103	PPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
1.1- Thomas W. Buchanan
1.2- Randall J. Findlay
1.3- Robert B. Michaleksi
1.4- Leslie A. O'Donoghue
1.5- Grant D. Billing
1.6- Allan L. Edgeworth
1.7- David M.B. LeGresley
1.8- Lorne B. Gordon
1.9- Jeffrey T. Smith

For	For	To fix the number of directors of the Corporation to be elected at the meeating at nine (9)	Issuer

For	For	To appoint KPMG LLP, Chartered Accountants, as the auditors of the Corporation for the ensuing financial year at a remuneration to be fixed by the Board of Directors	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Markwest Energy Partners L.P.	June 1, 2012	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors Nominees:	Issuer
01- Frank M. Semple
02- Donald D. Wolf
03- Keith E. Bailey
04- Michael L. Beatty
05- Charles K. Dempster
06- Donald C. Heppermann
07- Randall J. Larson
08- Anne E. Fox Mounsey
09- William P. Nicoletti

For	For	To approve an amendment to the partnership's 2008 Long-Term Incentive Plan to increase the number of common units available for issuance under the plan from 2.5 million to 3.7 million	Issuer

For	For	Ratification of Deloitte & Touche LLP as the Partnership's Independent Registered Public Accountants for the fiscal year ending December 31, 2012	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)    /s/ James R. Arnold
  James R. Arnold, President
  (Principal Executive Officer)

Date August 3, 2012